MOST MORTGAGE DEPOSITOR, LLC ABS-15G

Exhibit 99.6

Data Compare Summary (Total)
Run Date - 2/16/2026 9:06:47 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	378	0.00%	378
City	0	378	0.00%	378
State	0	378	0.00%	378
Zip	0	378	0.00%	378
Borrower First Name	0	378	0.00%	378
Borrower Last Name	0	378	0.00%	378
Coborrower First Name	0	146	0.00%	378
Coborrower Last Name	0	146	0.00%	378
Funding Date	0	378	0.00%	378
Note Date	0	378	0.00%	378
Original Interest Rate	0	378	0.00%	378
Borrower Qualifying FICO	0	373	0.00%	378
Coborrower Qualifying FICO	0	142	0.00%	378
Property Type	0	378	0.00%	378
Appraised Value	0	378	0.00%	378
Appraisal Effective Date	0	378	0.00%	378
Borrower Birth Date	0	378	0.00%	378
Coborrower Birth Date	0	146	0.00%	378
HECM - Product Payment Type	0	378	0.00%	378
Original Principal Limit	0	378	0.00%	378
Maximum Claim Amount	0	378	0.00%	378
Borrower Gender	0	378	0.00%	378
Coborrower Gender	0	146	0.00%	378
Original Repair Set-aside	0	378	0.00%	378
Secondary Appraised Value	0	75	0.00%	378
Life Expectancy Set-Aside (LESA)	0	378	0.00%	378
Desk Review Value	0	378	0.00%	378
Desk Review Report Date	0	378	0.00%	378
Secondary Appraisal Effective Date	0	75	0.00%	378
Contract Sales Price	0	5	0.00%	378
Status as of 1/31/2026	0	378	0.00%	378
Unpaid Principal Balance as of 1/31/2026	0	378	0.00%	378
Total	0	9,948	0.00%	378